Property and equipment, net (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property and equipment, net [Abstract]
Depreciation expense	$ 10,965	68,035	44,963	29,074